August 1, 2017

ULTIMUS MANAGERS TRUST

Alambic Mid Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund (collectively, the “Mid Cap Funds”), Alambic Small Cap Growth Plus Fund, and Alambic Small Cap Value Plus Fund (collectively, the “Small Cap Funds” and together with the Mid Cap Funds, the “Funds”)

Supplement to the Prospectus, Summary Prospectuses for the Small Cap Funds, and Statement of Additional Information (“SAI”), each dated December 29, 2016 and SAI supplemented on May 5, 2017

This supplement updates certain information contained in the Prospectus, Summary Prospectuses of the Small Cap Funds, and SAI of the Funds, each a series of Ultimus Managers Trust (the “Trust”). For more information or to obtain a copy of the Funds’ Prospectus, Summary Prospectuses of the Small Cap Funds or SAI, free of charge, please contact the Fund at 1-888-890-8988.

The Board of Trustees (the “Board”) of the Trust approved an amendment to the Expense Limitation Agreement between the Trust, on behalf of the Funds, and Alambic Investment Management, L.P. (the “Adviser”), pursuant to which the Adviser has agreed to reduce the operating expense limit of both the Alambic Small Cap Growth Plus Fund and Alambic Small Cap Value Plus Fund, from 1.20% to 0.95% until August 31, 2018, effective immediately.

Therefore, this supplement updates certain information in the Prospectus and SAI of the Funds as set forth below.

The following changes are made to the Prospectus under “ALAMBIC SMALL CAP GROWTH PLUS FUND SUMMARY” and to the Summary Prospectus of the Alambic Small Cap Growth Plus Fund in the section entitled “FEES AND EXPENSES”.

The following disclosure replaces, in their entirety, the tables entitled “Shareholder Fees” and “Annual Fund Operating Expenses” on page 13 of the Prospectus and on page 1 of the Summary Prospectus of the Alambic Small Cap Growth Plus Fund:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	7.94%
Total Annual Fund Operating Expenses	8.89%
Less Management Fee Reductions and/or Expense Reimbursements(1)	(7.94%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.95%

(1)
Alambic Investment Management, LP (the “Adviser”) has contractually agreed, until August 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to an amount not exceeding 0.95% of the Fund’s average daily net assets. Prior to August 1, 2017, the Adviser contractually agreed to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.20%. The “Less Management Fee Reductions and/or Expense Reimbursements” has been restated to reflect the Adviser’s current contractual agreement. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to August 31, 2018, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

The following disclosure replaces, in its entirety, the subsection entitled “Example” on page 14 of the Prospectus and on page 1 of the Summary Prospectus of the Alambic Small Cap Growth Plus Fund:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until August 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$1,876	$3,519	$7,099

The following changes are made to the Prospectus under “ALAMBIC SMALL CAP VALUE PLUS FUND SUMMARY” and to the Summary Prospectus of the Alambic Small Cap Value Plus Fund in the section entitled “FEES AND EXPENSES”.

The following disclosure replaces, in their entirety, the tables entitled “Shareholder Fees” and “Annual Fund Operating Expenses” on page 19 of the Prospectus and on page 1 of the Summary Prospectus of the Alambic Small Cap Value Plus Fund:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	6.29%
Total Annual Fund Operating Expenses	7.24%
Less Management Fee Reductions and/or Expense Reimbursements(1)	(6.29%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.95%

(1)
Alambic Investment Management, LP (the “Adviser”) has contractually agreed, until August 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to an amount not exceeding 0.95% of the Fund’s average daily net assets. Prior to August 1, 2017, the Adviser contractually agreed to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.20%. The “Less Management Fee Reductions and/or Expense Reimbursements” has been restated to reflect the Adviser’s current contractual agreement. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to August 31, 2018, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

The following disclosure replaces, in its entirety, the subsection entitled “Example” on page 20 of the Prospectus and on page 1 of the Summary Prospectus of the Alambic Small Cap Value Plus Fund:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until August 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$1,570	$2,978	$6,231

The following changes to the Prospectus are made in the section entitled “FUND MANAGEMENT”.

The following disclosure replaces, in its entirety, the third paragraph and table in the subsection entitled “The Investment Adviser” on page 32 of the Prospectus:

For each Fund, the Adviser has contractually agreed under an Expense Limitation Agreement to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) at the annualized rate below, based on the Fund’s average daily net assets.

Fund	Expense Limit	Expiration Date
Mid Cap Growth Fund	0.85%
Mid Cap Value Fund	0.85%	August 31, 2018
Small Cap Growth Fund	0.95%*
Small Cap Value Fund	0.95%*

*	Prior to August 1, 2017, the Adviser contractually agreed to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.20%.

The following changes to the SAI are made in the section entitled “INVESTMENT ADVISER”.

The following disclosure replaces, in its entirety, the fourth paragraph and table in the subsection entitled “INVESTMENT ADVISER” on page 25 of the SAI:

Under an Expense Limitation Agreement, the Adviser has agreed to reduce its investment advisory fees and to pay each Fund’s expenses to the extent necessary to limit annual ordinary operating expenses (exclusive of brokerage costs; taxes; interest; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund's business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act ) to the rate listed below, based on the average daily net assets of the Fund.

Expense Limitation
Mid Cap Growth Fund	0.85%
Mid Cap Value Fund	0.85%
Small Cap Growth Fund	0.95%*
Small Cap Value Fund	0.95%*

*	Prior to August 1, 2017, the Adviser contractually agreed to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.20%.

The following changes to the SAI are made in the section entitled “GENERAL INFORMATION”.

The following disclosure replaces, in its entirety, the subsection entitled “Portfolio Holdings Disclosure Policy” starting on page 34 of the SAI:

Portfolio Holdings Disclosure Policy. The Board has adopted a policy to govern the circumstances under which disclosure regarding securities held by each Fund (“Portfolio Securities”), and disclosure of purchases and sales of such securities, may be made to shareholders of each Fund or other persons. The Trust’s CCO is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage any Fund or its shareholders, various safeguards have been implemented to protect each Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser, and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and the Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for officers that requires the Chief Executive Officer and CFO of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with a Fund.

•	Public disclosure for the Funds regarding Portfolio Securities is made:

•
Following the end of each calendar quarter, the Funds will publicly disclose information regarding Portfolio Securities as of such quarter-end either in a complete and uncertified schedule, or a list of the top 10 holdings, posted on the Funds’ website or in advertising material that is posted on the Funds’ website. This information is generally available within 30 days of the end of the calendar quarter and will remain available until the posting of the next quarterly Portfolio Securities report.

•
In the Funds’ Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q (“Official Reports”), which are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.

•
Information regarding Portfolio Securities and other information regarding the investment activities of each Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of each Fund, but only if such disclosure is approved and monitored by the Trust’s CCO. Each disclosure arrangement has been authorized by each Fund or the Adviser in accordance with each Fund’s disclosure of portfolio holdings policy upon a determination that this disclosure serves as legitimate business purpose of each Fund and that each organization is subject to a duty of confidentiality.

•	The Trust’s CCO may approve the disclosure of holdings of or transactions in Portfolio Securities that is made on the same basis to all shareholders of the Fund.

•
The Funds’ policy relating to disclosure of holdings of Portfolio Securities does not prohibit disclosure of information to the Adviser or to other Trust service providers, including the Trust’s administrator, distributor, custodian, legal counsel, accountants, and printers/typesetters, or to brokers and dealers through which each Fund purchases and sells Portfolio Securities. Below is a table that lists each service provider that may receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.

Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions on Use
Adviser	Daily	Contractual and Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Ethical
Accountants	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Consultant	Board meetings	Contractual
Printers/Typesetters	Twice a year – printing of semi-annual and annual reports	No formal restrictions in place – typesetter or printer would not receive portfolio information until at least 30 days old
Broker/dealers through which the Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to the Fund’s entire portfolio	Contractual and Ethical

Such disclosures may be made without approval of the Trust’s CCO because the Board has determined that each Fund and its shareholders are adequately protected by the restrictions on use in those instances listed above.

•
The Trust’s CCO may approve other arrangements under which information relating to Portfolio Securities held by a Fund, or purchased or sold by a Fund (other than information contained in Official Reports), may be disclosed. The CCO shall approve such an arrangement only if he or she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and is unlikely to affect adversely the Funds or any shareholder of the Funds. The CCO must inform the Board of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board following such approval.

•
Neither the Adviser nor the Trust (nor any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased, or sold by the Funds.

Investors Should Retain this Supplement for Future Reference